Derivative financial liabilities - Convertible Senior Secured Notes (Details) £ in Thousands	12 Months Ended
Dec. 31, 2023 GBP (£)
Financial liabilities
Beginning balance	£ 143,918
Ending balance	133,864
Financial liabilities at fair value through profit and loss category | Convertible senior secured notes
Financial liabilities
Beginning balance	115,247
Fair value movements	(15,705)
In-kind interest paid	16,160
Exchange differences on translation	(6,411)
Ending balance	£ 109,291